Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts receivable, beginning balance	2,022	1,965	2,620
Additions	1,575	801
Reversals			(28)
Write-offs	(337)	(744)	(627)
Allowance for doubtful accounts receivable, ending balance	3,260	2,022	1,965